SHARE CAPITAL - DSUs and RSUs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred share units [Member]
Disclosure of classes of share capital [line items]
Number of units outstanding, beginning of period	2,420,189	946,150
Units outstanding, weighted average grant date fair value, beginning of period	$ 0.78	$ 1.19
Units granted in period	781,354	2,167,939
Units granted in period, weighted average grant date fair value	$ 0.91	$ 0.57
Number Of Units Settled	(424,300)	(693,900)
Units Settled In Period Weighted Average Grant Date Fair Value	$ 1.15	$ 0.69
Number of units outstanding, end of period	2,777,243	2,420,189
Units outstanding, weighted average grant date fair value, end of period	$ 0.76	$ 0.78
Performance Share Units [Member]
Disclosure of classes of share capital [line items]
Number of units outstanding, beginning of period	1,904,500	531,000
Units outstanding, weighted average grant date fair value, beginning of period	$ 0.70	$ 1.14
Units granted in period	780,968	1,510,700
Units granted in period, weighted average grant date fair value	$ 1.04	$ 0.56
Units cancelled in period	(858,414)	(137,200)
Units cancelled in period, weighted average grant date fair value	$ 0.75	$ 0.89
Number of units outstanding, end of period	1,827,054	1,904,500
Units outstanding, weighted average grant date fair value, end of period	$ 0.82	$ 0.70
Restricted share units [Member]
Disclosure of classes of share capital [line items]
Number of units outstanding, beginning of period	1,911,434	1,243,530
Units outstanding, weighted average grant date fair value, beginning of period	$ 0.70	$ 1.19
Units granted in period	822,144	1,636,000
Units granted in period, weighted average grant date fair value	$ 1.01	$ 0.56
Number Of Units Settled	(580,045)	(779,596)
Units Settled In Period Weighted Average Grant Date Fair Value	$ 0.77	$ 1.10
Units cancelled in period	(676,058)	(188,500)
Units cancelled in period, weighted average grant date fair value	$ 0.75	$ 1.02
Number of units outstanding, end of period	1,477,475	1,911,434
Units outstanding, weighted average grant date fair value, end of period	$ 0.82	$ 0.70